Segment information - Schedule of Segment Results (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of operating segments [line items]
Net sales	€ 42,997	€ 37,761		€ 36,041	[1]
Other revenues	2,392	1,414		1,328	[1]
Cost of sales	(13,695)	(12,255)		(12,159)	[1]
Research and development expenses	(6,706)	(5,692)		(5,530)	[1]
Selling and general expenses	(10,492)	(9,555)		(9,391)	[1]
Share of profit/(loss) from investments accounted for using the equity method	68	39		359
Net income attributable to non-controlling interests	113	56	[2]	36	[2],[3]
Pharmaceuticals
Disclosure of operating segments [line items]
Net sales	30,688	26,970		25,674
Other revenues	657	264		128
Cost of sales	(7,511)	(6,965)		(6,982)
Research and development expenses	(5,067)	(4,330)		(4,171)
Selling and general expenses	(5,923)	(5,326)		(4,927)
Other operating income and expenses	(1,800)	(1,172)		(487)
Share of profit/(loss) from investments accounted for using the equity method	28	17		5
Net income attributable to non-controlling interests	(29)	(49)		(33)
Business operating income	11,043	9,409		9,207
Vaccines
Disclosure of operating segments [line items]
Net sales	7,229	6,323		5,973
Other revenues	1,666	1,095		1,141
Cost of sales	(4,101)	(3,430)		(3,312)
Research and development expenses	(936)	(712)		(682)
Selling and general expenses	(870)	(805)		(789)
Other operating income and expenses	132	128		3
Share of profit/(loss) from investments accounted for using the equity method	48	11		2
Net income attributable to non-controlling interests	0	(1)		0
Business operating income	3,168	2,609		2,336
Consumer Healthcare
Disclosure of operating segments [line items]
Net sales	5,080	4,468		4,394
Other revenues	62	55		59
Cost of sales	(1,827)	(1,606)		(1,528)
Research and development expenses	(187)	(153)		(153)
Selling and general expenses	(1,478)	(1,388)		(1,419)
Other operating income and expenses	152	111		53
Share of profit/(loss) from investments accounted for using the equity method	12	11		9
Net income attributable to non-controlling interests	(4)	(5)		(5)
Business operating income	1,810	1,493		1,410
Other
Disclosure of operating segments [line items]
Net sales	0	0		0
Other revenues	7	0		0
Cost of sales	(253)	(250)		(284)
Research and development expenses	(516)	(497)		(524)
Selling and general expenses	(2,221)	(2,036)		(2,256)
Other operating income and expenses	2	(13)		(130)
Share of profit/(loss) from investments accounted for using the equity method	0	0		0
Net income attributable to non-controlling interests	0	(1)		0
Business operating income	(2,981)	(2,797)		(3,194)
Total Sanofi
Disclosure of operating segments [line items]
Net sales	42,997	37,761		36,041
Other revenues	2,392	1,414		1,328
Cost of sales	(13,692)	(12,251)		(12,106)
Research and development expenses	(6,706)	(5,692)		(5,530)
Selling and general expenses	(10,492)	(9,555)		(9,391)
Other operating income and expenses	(1,514)	(946)		(561)
Share of profit/(loss) from investments accounted for using the equity method	88	39		16
Net income attributable to non-controlling interests	(33)	(56)		(38)
Business operating income	€ 13,040	€ 10,714		€ 9,759

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[3]	(j) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.